Transaction with non-controlling interests - Summary Of Acquisition Of Additional Noncontrolling Interests (Detail) - INR (₨) ₨ in Millions					12 Months Ended
	Sep. 25, 2020	Mar. 28, 2020	Mar. 04, 2020	Jun. 19, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Recognised in non-controlling interests					₨ 8	₨ 6	₨ 0
Cash consideration paid to non- controlling shareholders					₨ 1,516	₨ 736
ReNew Akshay Urja Limited
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Date of transaction with non-controlling interests					Sep. 25, 2020
Segment					Solar power
Change in interest (%)					44.00%
Noncontrolling Interest Acquired					₨ 1,593
Cash consideration paid to non- controlling shareholders	₨ 1,515				1,515
Difference recognised in capital reserve within equity					₨ 78
ReNew Solar Energy (Karnataka) Private Limited
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Date of transaction with non-controlling interests						Jun. 19, 2019
Segment						Solar power
Change in interest (%)						49.00%
Noncontrolling Interest Acquired						₨ 418
Cash consideration paid to non- controlling shareholders				₨ 561		561
Difference recognised in capital reserve within equity						₨ (143)
ReNew Solar Energy (Jharkhand Three) Private Limited
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Date of transaction with non-controlling interests						Mar. 28, 2020
Segment						Solar power
Change in interest (%)						49.00%
Recognised in non-controlling interests						₨ 827
Cash consideration paid to non- controlling shareholders		₨ 832				832
Difference recognised in capital reserve within equity						₨ 5
ReNew Surya Mitra Private Limited
Disclosure of Detailed Information About Acquisition of Additional Noncontrolling Interests [Line Items]
Date of transaction with non-controlling interests						Mar. 04, 2020
Segment						Solar power
Change in interest (%)						98.61%
Recognised in non-controlling interests						₨ 14
Cash consideration paid to non- controlling shareholders			₨ 14			14
Difference recognised in capital reserve within equity